Trade and other receivables - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Recovery of sundry receivables previously fully impaired	R 4.6
Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables pledged as security	R 17.9	R 11.1
Trade and other receivables | Credit risk | Two largest debtors
Disclosure of credit risk exposure [line items]
Expected credit loss rate	11.00%	11.00%